SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			72 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Apr. 30, 2014
Accounting Policies [Abstract]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.01%		0.01%		0.03%	50.00%		0.03%
Income Taxes Receivable, Current	$ 0		$ 0		$ 147,997	$ 242,016		$ 147,997	$ 147,997
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 147,997	$ 242,016	$ 236,874	$ 626,887